UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
           --------------------------------------------------
Address:   245 Park Avenue
           --------------------------------------------------
           New York, New York 10167
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13317
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
           --------------------------------------------------
Title:     Director of the General Partner
           --------------------------------------------------
Phone:      +1 (345) 949-9900
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Sean Flynn            Cayman Islands            February 12, 2010
------------------------   -----------------------  -------------------------
      [Signature]               [City/State]                  [Date}

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        $ 382,399
                                               -------------
                                                (thousands)


List of Other Included Managers:  None



           COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                              VOTING AUTHORITY
                                                        VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER
        NAME OF ISSUER       TITLE OF CLASS    CUSIP   (X$1000)    PRN AMT PRN CALL DISCRETION MANAGER     SOLE      SHARED   NONE
ARVINMERITOR INC             NOTE 4.000% 2/1 043353AH4   2,091       5,000 PRN         SOLE                 5,000
ARVINMERITOR INC             NOTE 4.625% 3/0 043353AF8   2,665       5,000 PRN         SOLE                 5,000
ASIA SPECIAL SIT ACQST CORP  SHS             G0538M105   8,836     888,910 SH          SOLE               888,910
ATLAS ACQUISITION HLDGS CORP COM             049162100  23,502   2,350,150 SH          SOLE             2,350,150
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1 251591AS2   4,657      37,500 PRN         SOLE                37,500
JETBLUE AIRWAYS CORP         DBCV 6.750%10/1 477143AF8   2,230       2,000 PRN         SOLE                 2,000
JETBLUE AIRWAYS CORP         DBCV 6.750%10/1 477143AG6   9,066       8,130 PRN         SOLE                 8,130
LIBERTY ACQUISITION HLDGS CO COM             53015Y107  18,550   1,918,327 SH          SOLE             1,918,327
LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1 549463AG2   3,469      17,500 PRN         SOLE                17,500
NAVIOS MARITIME ACQUIS CORP  SHS             Y62159101  30,776   3,130,864 SH          SOLE             3,130,864
NEW YORK TIMES CO            CL A            650111107     770      62,300 SH          SOLE                62,300
NORTH ASIA INVESTMENT CORP   COM             G66202105   4,305     437,900 SH          SOLE               437,900
OVERTURE ACQUISITION CORP    SHS             G6830P100  18,562   1,856,220 SH          SOLE             1,856,220
PG&E CORP                    NOTE 9.500% 6/3 69331CAD0 139,555      47,156 PRN         SOLE                47,156
SAPPHIRE INDUSTRIALS CORP    COM             80306T109  34,210   3,407,369 SH          SOLE             3,407,369
SPORTS PPTYS ACQUISITION COR COM             84920F107  25,433   2,589,899 SH          SOLE             2,589,899
STERLITE INDS INDIA LTD      NOTE 4.000%10/3 859737AB4   2,343       3,000 PRN         SOLE                 3,000
TRIAN ACQUISITION I CORP     COM             89582E108  43,213   4,391,571 SH          SOLE             4,391,571
UNITED RENTALS INC           COM             911363109   1,104     112,500 SH          SOLE               112,500
UNITED RENTALS INC           NOTE 4.000%11/1 911363AL3   7,062       8,000 PRN         SOLE                 8,000
